Summary of Significant Accounting Policies - Accounts Receivable and Contract Assets, net of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Accounts receivable		$ 23,980	$ 26,935
Contract assets		46,254	45,309
Total accounts receivable and contract assets, net of allowance for credit losses	$ 54,491	$ 70,234	$ 72,244